Goodwill and Other Intangible Assets - Summary of Changes in Gross Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014
Goodwill [Line Items]
Goodwill, Beginning balance	$ 1,738,686	$ 1,756,998
Goodwill acquired during the year	18,631
Purchase price adjustments and other	(228)
Impairment losses
Goodwill, ending balance	1,757,089	1,756,998
LAMAR MEDIA CORP [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	1,727,665
Goodwill acquired during the year	18,631
Purchase price adjustments and other	(228)
Impairment losses
Goodwill, ending balance	$ 1,746,068